Mar. 14, 2016

OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND
Supplement dated March 14, 2016 to the
Prospectus and Statement of Additional Information dated December 29, 2015

This supplement amends the Prospectus and Statement of Additional Information ("SAI") of Oppenheimer International Small-Mid Company Fund (the "Fund"), each dated December 29, 2015, and is in addition to any other supplements, except as otherwise noted.

Effective April 1, 2016:

1.	The table titled "Annual Fund Operating Expenses" and the footnotes immediately following it have been deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class R	Class Y	Class I
Management Fees	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None	None
Other Expenses	0.25%	0.24%	0.25%	0.25%	0.25%	0.06%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.44%	2.18%	2.19%	1.69%	1.19%	1.00%
Fee Waiver and/or Expense Reimbursement[2]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.43%	2.17%	2.18%	1.68%	1.18%	0.99%

1.	Expenses have been restated to reflect increased Management Fees.
2.
The Manager has contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investments in funds managed by the Manager or its affiliates. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the Board.

2.	The "Expense Example" table that follows the "Annual Fund Operating Expenses" table has been deleted in its entirety and replaced with the following:

	If shares are redeemed				If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$713	$1,006	$1,321	$2,211	$713	$1,006	$1,321	$2,211
Class B	$722	$988	$1,381	$2,174	$222	$688	$1,181	$2,174
Class C	$323	$692	$1,186	$2,550	$223	$692	$1,186	$2,550
Class R	$172	$536	$924	$2,014	$172	$536	$924	$2,014
Class Y	$121	$379	$657	$1,451	$121	$379	$657	$1,451
Class I	$101	$319	$554	$1,230	$101	$319	$554	$1,230